The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for each of Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia High Yield Bond Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund and Columbia U.S. Government Mortgage Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 1, 2012 (Accession No. 0001193125-12-410432), which is incorporated herein by reference.